Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain measurements of our company’s financial performance.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1) (Bernie Wolford, Jr.)	Compensation Actually Paid to PEO ($)(2) (Bernie Wolford, Jr.)	Summary Compensation Table Total for PEO ($)(3) (Marc Edwards)	Compensation Actually Paid to PEO ($)(4) (Marc Edwards)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Total Shareholder Return($)(7)	Peer Group Total Shareholder Return($)(7)	Net Income (Loss) (millions)($)(8)	Adjusted EBITDA (millions) ($)(9)
2023	5,229,638	7,019,650	—	—	1,824,840	2,593,463	173.33	109.93	(45)	158
2022	3,698,422	12,598,202	—	—	1,338,787	2,452,251	138.67	108.19	(103)	35
2021	8,203,466	1,926,806	9,099,682	9,099,682	2,617,028	1,570,805	—	—	(2,139)	(323)
2020	—	—	7,077,198	4,309,224	1,471,624	1,167,621	—	—	(1,255)	(823)

(1)	During 2023 and 2022, our CEO was Bernie Wolford, Jr. Mr. Wolford was appointed as our President and CEO on May 7, 2021.
(2)	The adjustments for calculating Compensation Actually Paid to Mr. Wolford are as follows:

Adjustments to Determine Compensation Actually Paid to Bernie Wolford, Jr.	2023	2022	2021	2020
Summary Compensation Table (or SCT) Total for PEO	5,229,638	3,698,422	8,203,466	—
Deduction for Amounts Reported under the Stock Awards Column in our SCT	(3,823,480)	(2,348,784)	(7,303,326)	—
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	4,463,388	4,037,524	684,444	—
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	—	—	342,222	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	958,886	743,996	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	191,218	6,467,045	—	—
Total Adjustments	1,790,012	8,899,780	(6,276,660)	—
Compensation Actually Paid to PEO	7,019,650	12,598,202	1,926,806	—

(3)	During 2020 and until his resignation on April 23, 2021, our CEO was Marc Edwards.
(4)	The adjustments for calculating Compensation Actually Paid to Mr. Edwards are as follows:

Adjustments to Determine Compensation Actually Paid to Marc Edwards	2023	2022	2021	2020
SCT Total for PEO	—	—	9,099,682	7,077,198
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	—	—	—	(748,109)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	—	—	—	(2,019,865)
Total Adjustments	—	—	—	(2,767,974)
Compensation Actually Paid to PEO	—	—	9,099,682	4,309,224

(5)	During 2022 and 2023, our non-PEO NEOs were Dominic A. Savarino and David L. Roland. During 2020 and 2021, our non-PEO NEOs were Mr. Savarino, Mr. Roland, Ronald Woll and Scott L. Kornblau.
(6)	The adjustments for calculating Average Compensation Actually Paid to the non-PEO NEOs are as follows:

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs	1,824,840	1,338,787	2,617,028	1,471,624
Deduction for Amounts Reported under the Stock Awards Column in the SCT	(2,124,154)	(1,247,791)	(5,579,061)	—
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	2,479,659	2,144,932	1,394,168
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	770,931	1,162,803	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	410,809	166,984	—	(257,297)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	—	—	—	(958,715)
Total Adjustments	1,537,245	2,226,928	(4,184,893)	(1,216,012)
Number of Non-PEO NEOs	2	2	4	4
Average Adjustment per Non-PEO NEO	768,623	1,113,464	(1,046,223)	(304,003)
Average Compensation Actually Paid to Non-PEO NEOs	2,593,463	2,452,251	1,570,805	1,167,621

(7)
The calculation is based on a fixed investment of $100 from the beginning of the measurement period, assuming reinvestment of dividends. In the above table, we used the Dow Jones U.S. Oil Equipment & Services Index for our Peer Group Total Shareholder Return. Prior to filing for Chapter 11 reorganization on April 26, 2020, our common stock traded on the NYSE. As a result of our Chapter 11 filing, the NYSE removed our common stock from trading on April 27, 2020, and then delisted our common stock. Upon our emergence from Chapter 11 reorganization on April 23, 2021, our common stock outstanding immediately before our emergence was canceled and our new post-emergence common stock was not registered under Section 12 of the Exchange Act. We relisted our new post-emergence common stock on the NYSE effective March 30, 2022. As a result, our Total Shareholder Return and Peer Group Total Shareholder Return for 2022 in the above table is limited to the period from March 30, 2022 through December 31, 2022 and we cannot report a Total Shareholder Return for 2021 or 2020. To ensure a consistent comparison, we also limited the Peer Group Total Shareholder Return for 2022 in the above table to the period from March 30, 2022 through December 31, 2022 and we did not report a Peer Group Total Shareholder Return for 2021 or 2020.

(8)
We emerged from our Chapter 11 reorganization on April 23, 2021. Upon emergence from bankruptcy, we met the criteria for and were required to adopt fresh start accounting in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 852,
Reorganizations
, which on our emergence date resulted in a new entity for financial reporting purposes, with no beginning retained earnings or deficit as of the fresh start reporting date. Fresh start accounting required that new fair values be established for our assets, liabilities and equity as of the emergence date. The emergence date fair values of our assets and liabilities differ materially from their recorded values as reflected on our historical balance sheets prior to the emergence. In addition, as a result of the application of fresh start accounting and the effects of the implementation of our Joint Plan of Reorganization, the financial statements for the period after April 23, 2021 are not comparable with the financial statements prior to and including April 23, 2021. References to “Successor” in these footnotes refer to our company and its financial position and results of operations from April 24, 2021 to December 31, 2021, and the years ended December 31, 2022 and December 31, 2023, and references to “Predecessor” refer to our company and its financial position and results of operations from January 1, 2021 to April 23, 2021 and the year ended December 31, 2020. See Note 3 “Fresh Start Accounting” to our Consolidated Financial Statements included in Item 8 of our Annual Report on Form
10-K
for the year ended December 31, 2021. The Predecessor’s Net Income

(Loss) in 2021 was $(1,961,989,000), and the Successor’s Net Income (Loss) in 2021 was $(177,344,000). For purposes of reporting Net Income (Loss) for 2021 in the above table, we have combined the Net Loss of the Predecessor in 2021 with the Net Loss of the Successor in 2021.

(9)
See Footnote (8) above regarding adoption of fresh start accounting after our emergence from our Chapter 11 reorganization on April 23, 2021. The Predecessor’s adjusted earnings before interest, taxes, depreciation and amortization (or Adjusted EBITDA) in 2021 was $(239,787,000), and the Successor’s Adjusted EBITDA in 2021 was $(83,700,000). For purposes of reporting Adjusted EBITDA for 2021 in the above table, we have combined the Adjusted EBITDA of the Predecessor in 2021 with the Adjusted EBITDA of the Successor in 2021. Adjusted EBITDA is a financial measure that does not conform with generally accepted accounting principles in the United States (or GAAP). We believe that this non-GAAP
financial measure provides meaningful information about our performance by excluding certain items that may not be indicative of our ongoing operating results. This allows investors and others to better compare our financial results across previous and subsequent accounting periods and to those of peer companies and to better understand our long-term performance.
Non-GAAP
financial measures should be considered a supplement to, and not as a substitute for, or superior to, contract drilling revenue, contract drilling expense, operating income or loss, cash flows from operations or other measures of financial performance prepared in accordance with GAAP. The following table summarizes how Adjusted EBITDA is calculated from Loss Before Income Tax Benefit (Expense) as reported in our audited financial statements.

Reconciliation of Loss Before Income Tax Benefit (Expense) to Adjusted EBITDA (in thousands)
	Successor	Successor	Successor	Predecessor	Combined	Predecessor
	Year Ended 12/31/2023	Year Ended 12/31/2022	Period 04/24/2021 through 12/31/2021	Period 01/01/2021 through 04/23/2021	Year Ended 12/31/2021	Year Ended 12/31/2020
As reported Loss Before Income Tax (Expense) Benefit	(13,724)	(105,606)	(175,690)	(2,001,393)	(2,177,083)	(1,276,090)
Interest expense	53,418	40,423	26,180	34,827	61,007	42,585
Interest income	(1,637)	(18)	(3)	(30)	(33)	(484)
Foreign currency transaction gain	5,920	3,023	997	172	1,169	4,498
Depreciation	111,301	103,478	68,504	92,758	161,262	320,085
Gain on disposition of assets	(4,382)	(4,895)	(1,024)	(5,486)	(6,510)	(7,375)
Other, net	556	(1,267)	(10,752)	(398)	(11,150)	(560)
Restructuring and separation costs	—	—	—	—	—	17,724
Reorganization costs	—	—	8,088	1,639,763	1,647,851	76,910
Adjusted EBITDA	157,980	35,138	(83,700)	(239,787)	(323,487)	(822,707)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	During 2022 and 2023, our non-PEO NEOs were Dominic A. Savarino and David L. Roland. During 2020 and 2021, our non-PEO NEOs were Mr. Savarino, Mr. Roland, Ronald Woll and Scott L. Kornblau.
Peer Group Issuers, Footnote	Upon our emergence from Chapter 11 reorganization on April 23, 2021, our common stock outstanding immediately before our emergence was canceled and our new post-emergence common stock was not registered under Section 12 of the Exchange Act. We relisted our new post-emergence common stock on the NYSE effective March 30, 2022. As a result, our Total Shareholder Return and Peer Group Total Shareholder Return for 2022 in the above table is limited to the period from March 30, 2022 through December 31, 2022 and we cannot report a Total Shareholder Return for 2021 or 2020. To ensure a consistent comparison, we also limited the Peer Group Total Shareholder Return for 2022 in the above table to the period from March 30, 2022 through December 31, 2022 and we did not report a Peer Group Total Shareholder Return for 2021 or 2020.
PEO Total Compensation Amount	$ 0	$ 0		$ 0
PEO Actually Paid Compensation Amount	$ 0	0		0
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to Bernie Wolford, Jr.	2023	2022	2021	2020
Summary Compensation Table (or SCT) Total for PEO	5,229,638	3,698,422	8,203,466	—
Deduction for Amounts Reported under the Stock Awards Column in our SCT	(3,823,480)	(2,348,784)	(7,303,326)	—
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	4,463,388	4,037,524	684,444	—
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	—	—	342,222	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	958,886	743,996	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	191,218	6,467,045	—	—
Total Adjustments	1,790,012	8,899,780	(6,276,660)	—
Compensation Actually Paid to PEO	7,019,650	12,598,202	1,926,806	—

Adjustments to Determine Compensation Actually Paid to Marc Edwards	2023	2022	2021	2020
SCT Total for PEO	—	—	9,099,682	7,077,198
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	—	—	—	(748,109)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	—	—	—	(2,019,865)
Total Adjustments	—	—	—	(2,767,974)
Compensation Actually Paid to PEO	—	—	9,099,682	4,309,224

Non-PEO NEO Average Total Compensation Amount	$ 1,824,840	1,338,787	$ 2,617,028	1,471,624
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,593,463	2,452,251	1,570,805	1,167,621
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs	1,824,840	1,338,787	2,617,028	1,471,624
Deduction for Amounts Reported under the Stock Awards Column in the SCT	(2,124,154)	(1,247,791)	(5,579,061)	—
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	2,479,659	2,144,932	1,394,168
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	770,931	1,162,803	—	—
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	410,809	166,984	—	(257,297)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	—	—	—	(958,715)
Total Adjustments	1,537,245	2,226,928	(4,184,893)	(1,216,012)
Number of Non-PEO NEOs	2	2	4	4
Average Adjustment per Non-PEO NEO	768,623	1,113,464	(1,046,223)	(304,003)
Average Compensation Actually Paid to Non-PEO NEOs	2,593,463	2,452,251	1,570,805	1,167,621

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures for Our NEOs
Adjusted EBITDA
Relative Total Shareholder Return
Stock Price Appreciation

Total Shareholder Return Amount	$ 173.33	138.67	0	0
Peer Group Total Shareholder Return Amount	109.93	108.19	0	0
Net Income (Loss)	$ (45,000,000)	$ (103,000,000)	$ (2,139,000,000)	$ (1,255,000,000)
Company Selected Measure Amount	158,000,000	35,000,000	323,000,000	823,000,000
PEO Name	Bernie Wolford, Jr. Mr. Wolford			Marc Edwards
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a financial measure that does not conform with generally accepted accounting principles in the United States (or GAAP). We
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price Appreciation
Bernie Wolford, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,229,638	$ 3,698,422	$ 8,203,466
PEO Actually Paid Compensation Amount	7,019,650	12,598,202	1,926,806
Mr. Wolford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,099,682	$ 7,077,198
PEO Actually Paid Compensation Amount			9,099,682	4,309,224
PEO | Bernie Wolford, Jr [Member] | Deduction For Amounts Reported Under The Stock Awards Column In Our Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,823,480)	(2,348,784)	(7,303,326)
PEO | Bernie Wolford, Jr [Member] | Increase For Fair Value As Of YearEnd Of Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,463,388	4,037,524	684,444
PEO | Bernie Wolford, Jr [Member] | Increase For Fair Value As Of The Vesting Date Of Awards Granted During The Year That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			342,222
PEO | Bernie Wolford, Jr [Member] | IncreaseDeduction For Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To The Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,886	743,996
PEO | Bernie Wolford, Jr [Member] | IncreaseDeduction For Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,218	6,467,045
PEO | Bernie Wolford, Jr [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,012	8,899,780	(6,276,660)
PEO | Mr. Wolford [Member] | IncreaseDeduction For Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(748,109)
PEO | Mr. Wolford [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,767,974)
PEO | Mr. Wolford [Member] | Deduction Of Fair Value Of Awards Granted Prior To The Year That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,019,865)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 768,623	$ 1,113,464	$ (1,046,223)	$ (304,003)
Number of Non PEO	2	2	4	4
Non-PEO NEO | Deduction For Amounts Reported Under The Stock Awards Column In Our Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,124,154)	$ (1,247,791)	$ (5,579,061)
Non-PEO NEO | Increase For Fair Value As Of YearEnd Of Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,479,659	2,144,932	1,394,168
Non-PEO NEO | IncreaseDeduction For Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To The Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,931	1,162,803
Non-PEO NEO | IncreaseDeduction For Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,809	166,984		$ (257,297)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,537,245	$ 2,226,928	$ (4,184,893)	(1,216,012)
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted Prior To The Year That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (958,715)